UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York            August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:        $115,718
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13111                  Wesley Capital QP, LP


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

                                                    FORM 13F INFORMATION TABLE
                                                   Wesley Capital Management LLC
                                                           June 30, 2012



COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6         COLUMN 7     COLUMN 8

                              TITLE                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION       MGRS  SOLE    SHARED    NONE
--------------                ---------    ------     --------- --------  --- ----  -----------      ----- -----   ------    ----
AMERICAN CAPITAL AGENCY CORP  COM          02503X105   1,681       50,000 SH        SOLE                                      50,000
ANNALY CAP MGMT INC           COM          035710409  11,327      675,000 SH        SOLE                                     675,000
ANWORTH MORTGAGE ASSET CP     COM          037347101   2,996      425,000 SH        SOLE                                     425,000
APOLLO GLOBAL MGMT LLC        CL A SHS     037612306   1,116       90,000 SH        SHARED-DEFINED   1      90,000
CHIMERA INVT CORP             COM          16934Q109   2,596    1,100,000 SH        SOLE                                   1,100,000
CORRECTIONS CORP AMER NEW     COM NEW      22025Y407   1,311       44,500 SH        SHARED-DEFINED   1      44,500
CYS INVTS INC                 COM          12673A108  15,147    1,100,000 SH        SOLE                                   1,100,000
E TRADE FINANCIAL CORP        COM NEW      269246401     603       75,000 SH        SHARED-DEFINED   1      75,000
EQUITY LIFESTYLE PPTYS INC    COM          29472R108   1,102       15,971 SH        SHARED-DEFINED   1      15,971
FOREST CITY ENTERPRISES INC   CL A         345550107   1,753      120,040 SH        SHARED-DEFINED   1     120,040
GLIMCHER RLTY TR              SH BEN INT   379302102   1,150      112,500 SH        SHARED-DEFINED   1     112,500
HATTERAS FINL CORP            COM          41902R103  11,440      400,000 SH        SOLE                                     400,000
HOWARD HUGHES CORP            COM          44267D107     738       11,969 SH        SHARED-DEFINED   1      11,969
HYATT HOTELS CORP             COM CL A     448579102   1,959       52,726 SH        SHARED-DEFINED   1      52,726
LOWES COS INC                 COM          548661107   1,479       52,000 SH        SHARED-DEFINED   1      52,000
MFA FINANCIAL INC             COM          55272X102  33,927    4,300,000 SH        SHARED-DEFINED   1     200,000         4,100,000
SIMON PPTY GROUP INC NEW      COM          828806109   2,491       16,000 SH        SHARED-DEFINED   1      16,000
SL GREEN RLTY CORP            COM          78440X101   1,444       18,000 SH        SHARED-DEFINED   1      18,000
SPDR S&P 500 ETF TR           TR UNIT      78462F103   2,722       20,000     PUT   SHARED-DEFINED   1      20,000
STARWOOD PPTY TR INC          COM          85571B105   3,197      150,000 SH        SOLE                                     150,000
TWO HBRS INVT CORP            COM          90187B101  15,540    1,500,000 SH        SOLE                                   1,500,000
